AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 1,295	SFr 1,361	SFr 2,741
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	25	114	33
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	6	19	30
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	(7)	0
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	385	385	332
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(121)	(109)	(121)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(153)	(138)	(153)
Income tax expense/(benefit)	32	29	32
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	282	319	358
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	355	396	444
Income tax expense/(benefit)	(73)	(77)	(86)
Credit Suisse Monaco SAM [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases			23
Credit Suisse Securities Johannesburg Proprietary Limited [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases		21
Bank
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 1,298	SFr 1,134	SFr 2,781